EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Balance at beginning of year	$ 1,690	$ 1,273
Acquisitions through business combinations	20	(5)
Additions	430	446
Dispositions	(534)	(30)
Impairment	(29)	0
Share of net income	13	57	$ 114
Share of other comprehensive income (loss)	(16)	6
Distributions received	(89)	(41)
Foreign currency translation	(5)	(16)
Balance at end of period	$ 1,480	$ 1,690	$ 1,273